TERM LOANS (Classified by Financial Institutions) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long Term Debt Current	$ 57,462,962	$ 44,169,751
China Citic Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	6,420,443	3,177,680
China Merchants Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	9,630,664	7,944,200
Bank Of Zhengzhou [Member]
Debt Instrument [Line Items]
Long Term Debt Current	7,704,531	7,626,431
Shanghai Pudong Development Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	16,051,107	11,121,880
Bank Of Luoyang [Member]
Debt Instrument [Line Items]
Long Term Debt Current		9,533,040
Bankof Xuchang [Member]
Debt Instrument [Line Items]
Long Term Debt Current	4,815,332	4,766,520
China Everbright Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	1,605,111
Ping An Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	3,210,221
Commercial Bank Of Kaifeng [Member]
Debt Instrument [Line Items]
Long Term Debt Current	$ 8,025,553